Schedule of contractual obligations (Details) - CAD ($)	Dec. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,070,155	$ 1,646,662
Due to related parties	111,230	$ 127,925
Lease liabilities	1,884,766
Loan payable	10,964,800
Deferred liabilities	10,232,250
Other liabilities	12,271,871
Total	36,535,072
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,070,155
Due to related parties	111,230
Lease liabilities	267,102
Loan payable	4,111,800
Deferred liabilities	5,116,125
Other liabilities	12,271,871
Total	22,948,283
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	0
Due to related parties	0
Lease liabilities	850,328
Loan payable	6,853,000
Deferred liabilities	5,116,125
Other liabilities	0
Total	12,819,453
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	0
Due to related parties	0
Lease liabilities	767,336
Loan payable	0
Deferred liabilities	0
Other liabilities	0
Total	$ 767,336